Stock Options	3 Months Ended
Mar. 31, 2021
Equity [Abstract]
Stock Options

17. Stock Options

In September 2018, our stockholders approved our 2018 Equity Incentive Plan, which provides for a maximum of 1,150,000 awards that can be issued as options, stock appreciation rights, restricted stock, stock units, other equity awards or cash awards.

On October 1, 2020, the Board approved an amendment to the Company’s 2018 Equity Incentive Plan (the “Plan”) to increase the maximum number of shares that may be granted as an award under the Plan to any non-employee director during any one calendar year to: (i) chairperson or lead director – 300,000 shares of common stock; and (ii) other non-employee director - 250,000 shares of common stock, which reflects an increase in the annual limits for awards to be granted to non-employee directors under the Plan.

On November 20, 2020, the Company held its 2020 Annual Meeting of Stockholders. At the Annual Meeting, the Company’s stockholders approved an amendment to the Company’s 2018 Equity Incentive Plan to increase the number of shares of common stock that the Company will have authority to grant under the plan by an additional 1,850,000 shares of common stock.

In addition, pursuant to the employment agreement entered into with Mr. Monteverdi, the Company granted a non-plan option to purchase 648,000 shares of common stock at an exercise price of $1.84 that vest pro rata on each of September 1, 2021, September 1, 2022, September 1, 2023 and September 1, 2024.

The Company issued a ten year option exercisable for 50,000 shares at an exercise price of $2.62 to an employee.

The options awarded during the three months ended March 31, 2021 were valued using a Black-Scholes option pricing model.

The following assumptions were used in the Black-Scholes model:

Three months ended March 31, 2021
Exercise price	$2.62
Risk free interest rate	0.92%
Expected life of options	10 years
Expected volatility of underlying stock	229.8%
Expected dividend rate	0%

As of March 31, 2021, there was an aggregate of 1,024,938 options to purchase shares of common stock granted under the Company’s 2018 Equity Incentive Plan and 1,975,062 reserved for future grants.

A summary of all of the Company’s option activity during the period January 1, 2020 to March 31, 2021 is as follows:

	Number of shares	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2020	315,938	$2.72 to 2.96	$2.84
Granted	1,307,000	1.84 to 2.03	1.95
Forfeited/cancelled	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding December 31, 2020	1,622,938	$1.84 to 2.96	2.11
Granted	50,000	2.62	2.62
Forfeited/cancelled	—	—	—
Exercised	—	—	—
Outstanding March 31, 2021	1,672,938	$1.84 to 2.96	$2.12

The following tables summarize information about stock options outstanding as of March 31, 2021:

	Options outstanding			Options exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted Average exercise price	Number of shares	Weighted average exercise price

$1.84	648,000	9.48		—
$2.03	659,000	9.51		158,167
$2.62	50,000	9.67		—
$2.72	25,000	5.25		25,000
$2.80	220,625	8.48		82,917
$2.96	70,313	8.27		70,313
	1,672,938	9.25	$2.12	336,397	$2.47

As of March 31, 2021, there were unvested options to purchase 1,336,542 shares of common stock. Total expected unrecognized compensation cost related to such unvested options is $2,447,604 which is expected to be recognized over a period of 41 months.

The intrinsic value of the options at March 31, 2021 was $5,311,604.